FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2003
                                                        -------------

     Check here if Amendment [ ]: Amendment Number: _____________________

                       This Amendment (Check only one):
                        _
                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
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               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash          11726 San Vicente Blvd. #600       August 14, 2003
----------------------     Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:      $ 290,783.0 (thousands)

List of Other Included Managers:             None






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

                                   TITLE                                             # OF      INVESTMENT     OTHER
    NAME OF ISSUER               OF CLASS        CUSIP            VALUE             SHARES     DISCRETION    MANAGERS    SOLE
-----------------------------------------------------------------------------------------------------------------------------
Acadia Rlty TR                     Com         004239109       $6,635,580.00        725,200       Yes          None      Sole
AMB Property Corp                  Com         00163T109      $11,879,289.00        421,700       Yes          None      Sole
American Financial Realty          Com         02607P305         $402,570.00         27,000       Yes          None      Sole
Archstone Smith Tr                 Com         039583109      $13,423,200.00        559,300       Yes          None      Sole
Avalonbay Cmntys Inc               Com         053484101      $25,511,512.00        598,300       Yes          None      Sole
Boykin Lodging Co                  Com         103430104       $6,106,620.00        782,900       Yes          None      Sole
Catellus Dev Corp                  Com         149111106      $25,788,400.00      1,172,200       Yes          None      Sole
Clayton Homes Inc                  Com         184190106      $12,780,920.00      1,018,400       Yes          None      Sole
Federal Realty Invt Tr        Com SH BEN INT   313747206       $8,822,400.00        275,700       Yes          None      Sole
Felcor Lodging Tr Inc              Com         31430F101       $6,139,485.00        782,100       Yes          None      Sole
Host Marriott                     PFD A        44107P203         $389,220.00         15,600       Yes          None      Sole
HRPT PPTYS TR                 Com SH BEN INT   40426W101      $37,955,520.00      4,125,600       Yes          None      Sole
Innkeepers USA Trust               Com         4576J0104      $11,403,600.00      1,677,000       Yes          None      Sole
Intrawest Corporation              Com         460915200       $5,272,000.00        400,000       Yes          None      Sole
Ishares Cohen & Steers Rlty        Com         464287564       $8,975,000.00        100,000       Yes          None      Sole
iStar Finl Inc.                    Com         45031U101      $19,739,200.00        540,800       Yes          None      Sole
Regency Ctrs Corp                  Com         758849103       $8,293,758.00        237,100       Yes          None      Sole
Rouse                              Com         779273101      $33,207,960.00        871,600       Yes          None      Sole
Shurgard Storage Ctrs Inc          Com         82567D104      $17,505,936.00        529,200       Yes          None      Sole
Taubman Ctrs Inc                   Com         876664103      $12,038,228.00        628,300       Yes          None      Sole
Vornado Realty Trust               Com         929042109      $18,512,560.00        424,600       Yes          None      Sole
                                                             ---------------
REPORT SUMMARY                21 data records                $290,782,958.00
                                                             ===============
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